Related Party Transactions - Schedule of Related Parties (Details)	12 Months Ended
Dec. 31, 2024
Bitmain Technologies Holding Company and its affiliates (“Bitmain”) [Member]
Schedule of Related Parties [Line Items]
Related parties	Related parties of one of the Company’s shareholders
Mr. Liang Lu [Member]
Schedule of Related Parties [Line Items]
Related parties	Ultimate voting control of the Company